Note 39 - Administration Costs - Average Number Of Employees By Geographical Area - Average Employees (Details) - Employee	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
BBVA Group [Member]
Average BBVA S A Employees Line Items
Average Number Of Employees	125,907	131,881
BBVA Group [Member] | Male
Average BBVA S A Employees Line Items
Average Number Of Employees	58,203	60,623
BBVA Group [Member] | Female
Average BBVA S A Employees Line Items
Average Number Of Employees	67,704	71,258
BBVA, S.A. [Member]
Average BBVA S A Employees Line Items
Average Number Of Employees	25,879	26,356
BBVA, S.A. [Member] | Male
Average BBVA S A Employees Line Items
Average Number Of Employees	12,842	13,178
BBVA, S.A. [Member] | Female
Average BBVA S A Employees Line Items
Average Number Of Employees	13,037	13,178